Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	June 2011 7/15/2011 15
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,708,278.89

Principal:
Principal Collections	$18,450,208.68
Prepayments in Full	$9,988,207.66
Liquidation Proceeds	$578,705.70
Recoveries	$17,260.75

Sub Total	$29,034,382.79

Collections	$31,742,661.68

Purchase Amounts:
Purchase Amounts Related to Principal	$244,488.80
Purchase Amounts Related to Interest	$1,545.40

Sub Total	$246,034.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$31,988,695.88

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	June 2011 7/15/2011 15
III. DISTRIBUTIONS

				Carryover	Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,988,695.88
Servicing Fee	$602,560.07	$602,560.07	$0.00	$0.00	$31,386,135.81
Interest — Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,386,135.81
Interest — Class A-2 Notes	$27,351.70	$27,351.70	$0.00	$0.00	$31,358,784.11
Interest — Class A-3 Notes	$420,200.00	$420,200.00	$0.00	$0.00	$30,938,584.11
Interest — Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$30,679,509.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,679,509.11
Interest — Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$30,601,253.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,601,253.69
Interest — Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$30,543,830.36
Third Priority Principal Payment	$4,844,697.18	$4,844,697.18	$0.00	$0.00	$25,699,133.18
Interest — Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$25,626,908.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,626,908.18
Regular Principal Payment	$21,400,000.00	$21,400,000.00	$0.00	$0.00	$4,226,908.18
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,226,908.18
Residual Released to Depositor	$0.00	$4,226,908.18	$0.00	$0.00	$0.00

Total		$31,988,695.88

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$4,844,697.18
Regular Principal Payment	$21,400,000.00

Total	$26,244,697.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of Original
	Actual	Original Balance	Actual	Original Balance	Actual	Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$26,244,697.18	$128.78	$27,351.70	$0.13	$26,272,048.88	$128.91
Class A-3 Notes	$0.00	$0.00	$420,200.00	$1.10	$420,200.00	$1.10
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$26,244,697.18	$24.07	$914,530.45	$0.84	$27,159,227.63	$24.91

Ford Credit Auto Owner Trust 2010-A Monthly Investor Report

Collection Period Payment Date Transaction Month	June 2011 7/15/2011 15
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$45,586,169.44	0.2236809	$19,341,472.26	0.0949042
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$647,036,169.44	0.5934750	$620,791,472.26	0.5694029

Pool Information
Weighted Average APR	4.430%	4.423%
Weighted Average Remaining Term	43.91	43.12
Number of Receivables Outstanding	41,310	40,395
Pool Balance	$723,072,078.32	$693,493,245.47
Adjusted Pool Balance (Pool Balance — YSOC Amount)	$647,036,169.44	$620,791,472.26
Pool Factor	0.6025601	0.5779111
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$72,701,773.21
Targeted Overcollateralization Amount	$72,701,773.21
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$72,701,773.21
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A Monthly Investor Report

Collection Period Payment Date Transaction Month	June 2011 7/15/2011 15
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	104	$317,222.01
(Recoveries)	45	$17,260.75

Net Losses for Current Collection Period		$299,961.26
Cumulative Net Losses Last Collection Period		$3,672,916.16

Cumulative Net Losses for all Collection Periods		$3,972,877.42

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.50%

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:

31-60 Days Delinquent	1.27%	459	$8,782,144.86
61-90 Days Delinquent	0.14%	49	$996,665.78
91-120 Days Delinquent	0.02%	8	$160,589.18
Over 120 Days Delinquent	0.13%	35	$911,950.20

Total Delinquent Receivables	1.56%	551	$10,851,350.02

Repossession Inventory:

Repossessed in the Current Collection Period		31	$658,246.61
Total Repossessed Inventory		51	$1,170,624.65

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4488%
Preceding Collection Period			0.4126%
Current Collection Period			0.5082%
Three Month Average			0.4566%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1921%
Preceding Collection Period			0.2058%
Current Collection Period			0.2278%
Three Month Average			0.2085%